Fair Value Measurements (Details) - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis, Excluding Accrued Interest Components - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents:
Money market funds	$ 2,600	$ 2,500
Total financial assets	2,600
Other current liabilities:
Foreign currency derivative instruments		(56,000)
Total financial assets (liabilities)		(53,500)
Level 1 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents:
Money market funds	2,600	2,500
Total financial assets	2,600
Other current liabilities:
Foreign currency derivative instruments
Total financial assets (liabilities)		2,500
Level 2 [Member] | Fair Value, Recurring [Member]
Cash and cash equivalents:
Total financial assets
Other current liabilities:
Foreign currency derivative instruments		(56,000)
Total financial assets (liabilities)		$ (56,000)